Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement operations and comprehensive loss - $ / shares	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
As Previously Reported [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement operations and comprehensive loss [Line Items]
Basic and diluted income (loss) per share
As Previously Reported [Member] | Class B Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement operations and comprehensive loss [Line Items]
Basic and diluted income (loss) per share	(1.08)	1.36	(0.55)	0.28
Adjustment [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement operations and comprehensive loss [Line Items]
Basic and diluted income (loss) per share	(0.22)	0.27	(0.29)	0.06
Adjustment [Member] | Class B Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement operations and comprehensive loss [Line Items]
Basic and diluted income (loss) per share	0.86	(1.09)	0.26	(0.22)
As Restated [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement operations and comprehensive loss [Line Items]
Basic and diluted income (loss) per share	(0.22)	0.27	(0.29)	0.06
As Restated [Member] | Class B Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of restatement operations and comprehensive loss [Line Items]
Basic and diluted income (loss) per share	$ (0.22)	$ 0.27	$ (0.29)	$ 0.06